UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/10

Item 1.	Schedule of Investments

Elfun Tax Exempt Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Municipal Bonds—98.7% †		Principal Amount	Value
Alabama—1.5%
Alabama Water Pollution Control Authority (AMBAC Insured)
4.75%	08/15/21	$5,000	$5,002	(n)
City of Birmingham AL
5.25%	05/01/17	3,395	3,579
East Alabama Health Care Authority
5.00%	09/01/33	5,500	5,731
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	9,505	(n)
Montgomery Medical Clinic Board
5.25%	03/01/31 - 03/01/36	3,000	2,803
			26,620

Alaska—0.2%
City of Anchorage AK (MBIA Insured)
6.50%	12/01/10	2,825	2,893	(n)

Arizona—2.7%
Arizona State University (AGM Insured)
5.25%	07/01/15	5,000	5,418	(n)
City of Phoenix AZ
5.00%	07/01/19	5,000	5,779
Glendale Western Loop 101 Public Facilites Corp.
6.25%	07/01/38	10,000	10,559
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,146
Maricopa County Pollution Control Corp.
5.00%	06/01/35	3,500	3,503
Maricopa County Stadium District (AMBAC Insured)
5.38%	06/01/16	2,145	2,239	(n)
Phoenix Civic Improvement Corp.
5.00%	07/01/39	3,500	3,652
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260	8,624	(n)
Pima County Industrial Development Authority
5.75%	09/01/29	2,500	2,552
University Medical Center Corp.
6.50%	07/01/39	1,000	1,080
			48,552

California —7.4%
Abag Finance Authority for Nonprofit Corps
5.00%	12/01/37	7,940	7,227
Bay Area Toll Authority
5.00%	04/01/31 - 04/01/34	15,000	15,469

California Educational Facilities Authority
5.00%	10/01/39	7,000	7,317
5.25%	10/01/39 - 04/01/40	11,000	12,448
California Health Facilities Financing Authority
6.00%	07/01/39	5,000	5,284
6.50%	10/01/33	3,500	3,913
California State Department of Water Resources
5.00%	05/01/22	2,750	3,047
California State Public Works Board
6.00%	04/01/26	8,475	8,921
Coast Community College District (AGM Insured)
5.34%	08/01/33	8,750	7,123	(d,n)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	4,600	4,508	(n)
Los Angeles Department of Water & Power (AMBAC Insured)
5.00%	07/01/32	5,000	5,179	(n)
Los Angeles Harbor Department
5.00%	08/01/26	8,000	8,516
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,210
San Diego Unified School District (AGM Insured)
5.25%	07/01/17 - 07/01/19	8,795	9,916	(n)
San Francisco Bay Area Rapid Transit District
5.00%	08/01/27	5,000	5,378
San Francisco City & County Airports Commission
5.25%	05/01/26	3,000	3,179
San Francisco City & County Public Utilities Commission
5.00%	11/01/39	14,040	14,580
University of California (AMBAC Insured)
5.00%	05/15/34	6,000	6,215	(n)
			133,430

Colorado—1.0%
Colorado Water Resources & Power Development Authority
5.25%	09/01/17 - 09/01/18	5,880	6,253
E-470 Public Highway Authority (MBIA Insured)
5.75%	09/01/35	4,000	4,113	(n)
University of Colorado Hospital Authority
5.25%	11/15/39	7,000	7,013
			17,379

Connecticut—2.0%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/30 - 07/01/42	21,810	22,666
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000	3,143	(n)
State of Connecticut
5.00%	11/01/26	10,000	10,878
			36,687

Delaware—0.6%
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	10,744

District Of Columbia—1.2%
District of Columbia
5.50%	04/01/36	15,000	15,634
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,427
			21,061

Florida—2.6%
Brevard County Health Facilities Authority
5.00%	04/01/34	2,500	2,364
7.00%	04/01/39	1,000	1,113
City of Tampa FL
5.00%	10/01/26	5,000	5,146
County of Seminole FL
5.00%	10/01/25	8,195	8,578
Hillsborough County Industrial Development Authority
5.00%	10/01/18	5,000	5,130
5.25%	10/01/15 - 10/01/24	10,630	10,962
Jacksonville Economic Development Commission
5.50%	11/15/36	5,000	5,131
North Broward Hospital District
5.70%	01/15/16	1,915	1,988
South Miami Health Facilities Authority
5.25%	11/15/33	6,380	7,090
			47,502

Georgia—6.9%
Athens-Clarke County Unified Government
5.50%	01/01/38	7,000	7,566
Athens-Clarke County Unified Government Development Authority
5.15%	06/15/31	6,050	5,111	(d)
Augusta-Richmond County GA (AGM Insured)
5.25%	10/01/34	8,500	8,772	(n)
City of Atlanta GA (AGM Insured)
5.25%	01/01/33	4,000	4,066	(n)
5.75%	11/01/27	5,000	5,812	(n)
County of DeKalb GA (AGM Insured)
5.25%	10/01/32	15,000	16,877	(n)
County of Fulton GA (FGIC Insured)
5.00%	01/01/30	5,000	5,155	(n)
5.25%	01/01/35	5,500	5,673	(n)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,394
Fayette County School District (AGM Insured)
3.88%	03/01/22	2,520	2,617	(d,n)
3.98%	03/01/23	2,290	2,372	(d,n)
Gwinnett County School District
5.00%	02/01/25	5,000	5,776
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,940	(n)
Metropolitan Atlanta Rapid Transit Authority
5.00%	07/01/39	10,000	10,487
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	2,843
Private Colleges & Universities Authority
5.25%	06/01/18 - 06/01/20	5,250	5,586
6.00%	06/01/21	2,410	2,402
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	4,010	4,747	(n)
South Regional Joint Development Authority (AGC Insured)
4.50%	08/01/39	2,650	2,570	(n)

State of Georgia
4.50%	01/01/29	4,500	4,727
5.00%	08/01/22	4,460	5,270	(m)
5.00%	08/01/22 - 01/01/26	4,790	5,354
			125,117

Hawaii—2.3%
City & County of Honolulu HI
5.00%	04/01/33	13,320	14,042
6.00%	01/01/12	2,000	2,160
State of Hawaii
5.25%	07/01/24	16,000	17,264
State of Hawaii (AGM Insured)
5.75%	02/01/14	6,500	7,481	(n)
			40,947

Idaho—1.7%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,403
Idaho Housing & Finance Assoc.
5.00%	07/15/17	6,025	6,915
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,900	19,144	(n)
			30,462

Illinois—2.6%
County of Cook IL (AMBAC Insured)
5.50%	11/15/26	10,000	11,133	(m,n)
Illinois Finance Authority
5.00%	12/01/38	4,960	5,081
5.50%	08/15/43	5,000	5,846
6.13%	11/15/22	3,500	3,572
Metropolitan Pier & Exposition Authority (MBIA Insured)
4.38%	06/15/19	4,000	3,871	(d,n)
4.79%	06/15/22	4,505	3,362	(d,n)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,478	(n)
University of Illinois (FGIC Insured)
5.25%	04/01/32	8,500	8,722	(n)
			46,065

Indiana—3.0%
County of St. Joseph IN
5.00%	03/01/36	10,000	10,653
Indiana Finance Authority
4.95%	10/01/40	5,000	4,976
5.25%	02/15/40	10,000	9,736
Indiana Finance Authority (AMBAC Insured)
5.38%	03/01/34	5,500	5,519	(n)
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	2,711
5.75%	01/01/34	2,000	2,082
Indiana Municipal Power Agency (MBIA Insured)
5.00%	01/01/42	6,150	6,208	(n)
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,499
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,296
			54,680

Kansas—0.3%
University of Kansas Hospital Authority
5.63%	09/01/32	4,150	4,584

Kentucky—2.5%
Kentucky Economic Development Finance Authority
6.00%	06/01/30	4,000	4,062
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27 - 02/01/29	19,745	21,192	(n)
Kentucky Turnpike Authority (AMBAC Insured)
5.00%	07/01/26	5,000	5,324	(n)
Louisville County Metropolitan Government
5.25%	10/01/36	15,000	14,830
			45,408

Louisiana—1.4%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%	07/01/33	10,925	10,999	(n)
5.38%	05/15/16	7,870	8,883	(m,n)
Parish of St. John Baptist LA
5.13%	06/01/37	5,550	5,312
			25,194

Maine—0.6%
Maine Health & Higher Educational Facilities Authority
5.13%	07/01/31	5,000	5,235
Maine Municipal Bond Bank
5.50%	11/01/21	3,325	3,546	(m)
Maine Turnpike Authority
6.00%	07/01/34	1,250	1,413
			10,194

Maryland—3.6%
County of Montgomery MD
5.00%	11/01/17	8,350	9,867
County of Prince George’s MD
5.00%	10/01/22	6,820	7,736	(m)
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	3,052
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/32 - 05/15/40	20,300	20,688
5.13%	11/15/34	7,200	8,176	(b)
5.13%	07/01/39	6,000	6,097
Washington Suburban Sanitation District
4.50%	06/01/26	8,470	9,038
			64,654

Massachusetts—4.1%
Massachusetts Development Finance Agency
5.00%	01/01/40	10,000	9,700
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	22,000	22,622
5.38%	08/15/38	2,000	2,167
5.50%	11/15/36	4,000	4,483
5.75%	07/01/39	8,000	8,129
Massachusetts State Department of Transportation
5.00%	01/01/37	10,000	10,121

Massachusetts Water Resources Authority
6.50%	07/15/19	14,125	17,158
			74,380

Michigan—2.3%
City of Detroit MI (AGM Insured)
5.25%	07/01/21 - 07/01/22	4,545	4,933	(n)
City of Detroit MI (MBIA Insured)
5.00%	07/01/27 - 07/01/33	12,145	12,031	(n)
City of Grand Rapids MI (FGIC Insured)
5.25%	01/01/17	3,000	3,035	(n)
Michigan Municipal Bond Authority
5.25%	10/01/17	6,465	6,990
Michigan State Hospital Finance Authority
5.38%	12/01/30	2,000	2,018
State of Michigan
5.50%	11/01/18	6,000	7,005
State of Michigan (AGM Insured)
5.25%	09/15/27	5,000	5,269	(n)
			41,281

Minnesota—0.5%
City of Rochester MN
5.00%	11/15/38	7,740	8,039
City of St. Cloud MN
5.13%	05/01/30	1,500	1,514
			9,553

Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500	8,716

Missouri—0.9%
Missouri Highway & Transportation Commission
5.00%	05/01/21	1,500	1,748
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,789
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	5,000	5,354
Missouri State Health & Educational Facilities Authority
4.50%	01/15/41	3,815	3,784
			15,675

Nebraska—0.3%
City of Lincoln NE
5.00%	09/01/32	5,000	5,179

Nevada—0.1%
City of Las Vegas N.V. (AGM Insured)
5.55%	06/01/16	1,690	1,715	(n)

New Jersey—9.2%
Cape May County Municipal Utilities Authority (AGM Insured)
5.75%	01/01/15 - 01/01/16	8,500	10,039	(n)
Essex County Improvement Authority (FSA Insured)
5.25%	12/15/17	235	269	(m,n)
5.25%	12/15/17	9,765	10,638	(n)

New Jersey Economic Development Authority
5.50%	12/15/29	5,000	5,449
5.75%	06/15/29	3,000	2,979
New Jersey Educational Facilities Authority
5.25%	07/01/32	2,625	2,949
6.00%	12/01/17	10,000	11,401
New Jersey Higher Education Assistance Authority
5.63%	06/01/30	7,500	7,844
New Jersey State Turnpike Authority
5.25%	01/01/40	13,000	13,672
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	49,960	58,093	(n)
New Jersey Transportation Trust Fund Authority
5.50%	06/15/19 - 06/15/24	31,280	35,555	(m)
New Jersey Transportation Trust Fund Authority (AGM Insured)
5.75%	12/15/14	4,610	5,499	(l,m,n)
5.75%	12/15/14	1,390	1,595	(n)
			165,982

New Mexico—1.5%
New Mexico Finance Authority
5.00%	12/15/26	14,000	14,985
New Mexico Hospital Equipment Loan Council
5.50%	08/01/25 - 08/01/30	10,750	11,425
			26,410

New York—6.5%
Albany Industrial Development Agency
5.25%	11/15/27 - 11/15/32	6,500	6,370
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	4,629
6.25%	07/15/40	5,000	5,135
City of New York NY
5.25%	08/01/13	5	5
Long Island Power Authority
6.00%	05/01/33	7,500	8,468
Metropolitan Transportation Authority
5.00%	11/15/34	10,500	10,970
New York City Industrial Development Agency (FGIC Insured)
5.00%	03/01/46	6,000	5,796	(n)
New York City Transitional Finance Authority
5.50%	07/15/31	10,000	10,935
New York State Dormitory Authority
5.00%	03/15/25 - 07/01/39	19,260	20,310
5.25%	11/15/23	10,400	11,184
5.50%	05/01/37	2,500	2,575
6.50%	12/01/21	4,500	4,759
New York State Dormitory Authority (MBIA Insured)
6.50%	08/15/10	5	5	(l,m,n)
6.50%	08/15/10	3,490	3,512	(n)
New York State Urban Development Corp.
5.50%	07/01/16 - 01/01/19	10,910	12,386
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000	10,800
			117,839

North Carolina—1.8%
Board of Governors of the University of North Carolina (MBIA Insured)
5.00%	10/01/18	2,750	3,056	(n)

City of Charlotte NC
5.00%	07/01/15 - 07/01/38	14,665	16,136
North Carolina Capital Facilities Finance Agency
5.00%	01/01/38	1,000	1,056
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,229
North Carolina Municipal Power Agency No 1
5.00%	01/01/30	3,195	3,364
State of North Carolina
4.63%	05/01/29	1,500	1,557
Town of Cary NC
5.00%	03/01/21	2,400	2,522
			32,920

Ohio—4.2%
American Municipal Power-Ohio Inc.
5.00%	02/15/38	5,000	5,031
City of Cleveland OH (Class EAPT) (AGC Insured)
5.00%	01/01/27	9,885	10,139	(n)
City of Columbus OH
4.50%	06/01/32	700	707
4.75%	06/01/31	5,000	5,144
City of Steubenville OH
6.38%	10/01/20	1,660	1,684
County of Cuyahoga OH
6.00%	01/01/32	10,000	10,367
County of Franklin OH
5.00%	05/15/21	2,685	2,769
5.25%	05/15/24	1,400	1,442
County of Hamilton OH (AMBAC Insured)
5.25%	12/01/32	7,500	7,623	(n)
County of Hamilton OH (MBIA Insured)
5.00%	12/01/19	4,250	4,553	(n)
Cuyahoga Community College District
5.00%	08/01/26 - 08/01/27	3,000	3,184
Kent State University (AGC Insured)
5.00%	05/01/29 - 05/01/30	3,320	3,488	(n)
Ohio Higher Educational Facility Commission
5.20%	11/01/26	9,450	10,127
6.25%	05/01/38	5,000	5,474
Ohio State University
5.25%	12/01/11	3,150	3,349
State of Ohio
5.00%	11/01/32	1,100	1,146
			76,227

Oklahoma—1.4%
Claremore Public Works Authority (Class AFAC) (AGM Insured)
5.25%	06/01/34	6,315	7,345	(m,n)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	8,193	(n)
Oklahoma Turnpike Authority (AMBAC Insured)
5.25%	01/01/15	1,120	1,200	(m,n)
5.25%	01/01/15	8,005	8,509	(n)
			25,247

Pennsylvania—3.2%
Allegheny County Hospital Development Authority
5.00%	11/15/28	8,000	6,339
Montgomery County Higher Education & Health Authority (AMBAC Insured)
5.10%	10/01/10	2,670	2,676	(n)
Pennsylvania Higher Educational Facilties Authority
5.50%	08/15/18	1,000	1,136
Pennsylvania Industrial Development Authority (AMBAC Insured)
5.50%	07/01/17	3,100	3,301	(n)
Pennsylvania Turnpike Commission
5.25%	06/01/39	12,000	12,466
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	12,443	(n)
Philadelphia Authority for Industrial Development
5.25%	09/01/36	1,750	1,516
Southcentral General Authority
5.38%	05/15/28	5,000	5,246
St. Mary Hospital Authority
5.00%	11/15/40	4,250	4,214
State Public School Building Authority (AGM Insured)
5.25%	06/01/27	8,000	9,010	(m,n)
			58,347

Puerto Rico—3.2%
Commonwealth of Puerto Rico
5.75%	07/01/38	7,000	7,274
6.00%	07/01/39	10,000	10,561
Puerto Rico Electric Power Authority
5.25%	07/01/40	5,000	4,955
Puerto Rico Sales Tax Financing Corp.
5.25%	08/01/41	7,500	7,375
5.39%	08/01/32	15,000	11,976	(d)
5.50%	08/01/42	15,000	15,155
			57,296

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,413
6.50%	09/15/28	1,000	1,128
			2,541

South Carolina—6.1%
Berkeley County School District
5.25%	12/01/24	15,000	15,417
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850	22,813
City of Greenville SC
5.13%	02/01/22	5,195	5,476
County of Beaufort SC (MBIA Insured)
5.50%	06/01/17 - 06/01/18	4,150	4,409	(n)
Greenville County School District
5.25%	12/01/21	2,000	2,116
5.50%	12/01/28	10,725	12,069
Lexington County Health Services District Inc.
5.50%	11/01/13	5,000	5,441
South Carolina Educational Facilities Authority
5.00%	10/01/38	8,150	8,351
South Carolina Jobs-Economic Development Authority
5.75%	08/01/39	2,000	1,986

South Carolina State Public Service Authority
5.50%	01/01/38	7,500	8,201
South Carolina State Public Service Authority (AGM Insured)
5.13%	01/01/32	17,000	17,332	(n)
5.50%	01/01/36	5,000	5,377	(m,n)
			108,988

Tennessee—0.6%
Knox County Health Educational & Housing Facilities Board
5.25%	04/01/36	10,000	9,525
State of Tennessee
5.00%	05/01/19	1,000	1,164
			10,689

Texas—5.9%
City of Austin TX (AMBAC Insured)
5.50%	11/15/16	5,450	6,423	(n)
City of Dallas TX
5.00%	10/01/39	10,000	10,540
City of Houston TX (AGM Insured)
5.25%	05/15/22	10,000	10,795	(n)
City of Houston TX (AMBAC Insured)
5.75%	12/01/14	5,000	5,601	(m,n)
North Central Texas Health Facility Development Corp.
5.13%	05/15/22	4,500	4,537
5.25%	01/01/44	10,000	10,000
5.63%	01/01/33	1,500	1,564
5.75%	01/01/38 - 01/01/40	20,000	20,800
San Antonio Independent School District
5.38%	08/15/19 - 08/15/20	6,250	6,601	(m)
State of Texas
5.00%	04/01/28 - 08/01/39	13,000	13,707
University of Texas
5.00%	08/15/24	13,500	15,163
			105,731

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	5,877

Virgin Islands—0.1%
Virgin Islands Public Finance Authority
5.00%	10/01/39	1,000	969

Virginia—0.9%
City of Richmond VA
5.00%	01/15/40	10,000	10,575
Virginia College Building Authority
4.38%	02/01/28	845	867
Virginia Resources Authority
5.25%	11/01/38	5,000	5,387
			16,829

Washington—0.6%
County of King WA
5.50%	12/01/13	4,880	5,579
5.50%	12/01/13	5,120	5,896	(l,m)
			11,475

West Virginia—0.1%
West Virginia Hospital Finance Authority
5.50%	09/01/28	2,580	2,619

Wisconsin—0.2%
State of Wisconsin (AMBAC Insured)
5.75%	07/01/14	2,990	3,253	(n)

Total Bonds and Notes			1,777,911
(Cost $1,680,672)

Other Investments—0.0%*
GEI Investment Fund			276	(k)
(Cost $317)

Total Investment in Securities			1,778,187
(Cost $1,690,989)

Short-Term Investments—0.2%

Time Deposit—0.2%
State Street Corp.
0.01%	07/01/10	2,901	2,901	(e)
(Cost $2,901)

Total Investments			1,781,088
(Cost $1,693,890)

Other Assets and Liabilities, net—1.1%			20,620

NET ASSETS—100.0%			$1,801,708

Notes to Schedules of Investments (dollars in thousands)—June 30, 2010 (unaudited)

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, these securities amounted to $7,266; $8,176; $38,679 and $17,397 or 3.57%, 0.45%, 11.09% and 8.19% of the net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At June 30, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l)	Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m)	Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n)	The security is insured by AGC, AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2010 (as a percentage of net assets) as follows:

AMBAC	8.56%

AGM	8.29%

MBIA	6.15%

(o)	Securities in default.

(p)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(q)	Illiquid Securities. At June 30, 2010, these securities amounted to $1,011 and $142 or 0.29% and 0.07% of Net Assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

†	Percentages are based on net assets as of June 30, 2010.
*	Less than 0.1%
**	Amount is less than $1.00.

Abbreviations:

ADR	American Depositary Receipt

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GDR	Global Depositary Receipt

MBIA	Municipal Bond Investors Assurance Corporation

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poor’s Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Security Valuation and Transactions

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund’s written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Trustees that are designed to establish its “fair” value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds’ fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2010:

Elfun Tax Exempt Income Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	$1,777,911	$—	$1,777,911
Other Investments	—	276	—	276
Short-Term Investments	—	2,901	—	2,901

Total Investments in Securities	$—	$1,781,088	$—	$1,781,088

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JAMES W. IRELAND
James W.Ireland
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 19, 2010

By:	/S/ EUNICE TSANG
Eunice Tsang
Treasurer, Elfun Funds

Date: August 19, 2010